Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax provision
Federal	$ 2,247	$ 1,102	$ 733
State	58	19	13
Deferred tax expense (benefit)
Federal	(70)	(120)	(529)
State	(2)	0	(17)
Total income tax provision	$ 2,233	$ 1,001	$ 200